Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Cash Flow Information

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2020	2019	2020	2019

Change in non-cash working capital
Accounts receivable	$(2,828)	$559	$1,494	$867
Accounts payable and accrued liabilities	(1,285)	5,274	(742)	(2,267)
Other	(1,392)	(1,174)	(1,637)	(1,111)

Total change in non-cash working capital	$(5,505)	$4,659	$(885)	$(2,511)